DERIVATIVE CONTRACTS - Redemption Right (Details)	Feb. 28, 2025 D
DERIVATIVE CONTRACTS
Debt Instrument, Redemption Term	18 months
Threshold trading days for redemption	20
Percentage of conversion price for redemption	130.00%